Exhibit 99.1

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	September 22, 2012
Closing Date:	October 17, 2012

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,580,559,886.92	84,244	3.91%	56.26
Original Adj. Pool Balance:	$1,556,359,840.59

		Dollar Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$337,000,000.00	21.322%	0.23000%	October 15, 2013
Class A-2 Notes	Fixed	$499,000,000.00	31.571%	0.40000%	August 17, 2015
Class A-3 Notes	Fixed	$451,000,000.00	28.534%	0.53000%	April 17, 2017
Class A-4 Notes	Fixed	$151,080,000.00	9.559%	0.73000%	June 15, 2018
Class B Notes	Fixed	$28,790,000.00	1.822%	1.06000%	June 15, 2018
Class C Notes	Fixed	$44,360,000.00	2.807%	1.42000%	February 15, 2019
Total Securities		$1,511,230,000.00	95.614%

Overcollateralization		$45,129,840.59	2.855%
YSOA		$24,200,046.33	1.531%
Total Original Pool Balance		$1,580,559,886.92	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$195,783,311.52	0.4341093	$170,111,506.95	0.3771874	$25,671,804.57
Class A-4 Notes	$151,080,000.00	1.0000000	$151,080,000.00	1.0000000	$-
Class B Notes	$28,790,000.00	1.0000000	$28,790,000.00	1.0000000	$-
Class C Notes	$44,360,000.00	1.0000000	$44,360,000.00	1.0000000	$-
Total Securities	$420,013,311.52	0.2779281	$394,341,506.95	0.2609408	$25,671,804.57

Weighted Avg. Coupon (WAC)	4.18%		4.22%
Weighted Avg. Remaining Maturity (WARM)	32.22		31.56
Pool Receivables Balance	$455,267,755.63		$429,255,895.31
Remaining Number of Receivables	49,921		48,569

Adjusted Pool Balance	$451,140,508.33		$425,468,703.76

III.  COLLECTIONS

Principal:
Principal Collections	$25,459,416.43
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$475,087.05
Total Principal Collections	$25,934,503.48

Interest:
Interest Collections	$1,532,336.99
Late Fees & Other Charges	$53,762.83
Interest on Repurchase Principal	$-
Total Interest Collections	$1,586,099.82

Collection Account Interest	$185.59
Reserve Account Interest	$59.67
Servicer Advances	$-

Total Collections	$27,520,848.56

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

IV. DISTRIBUTIONS

Total Collections	$27,520,848.56
Reserve Account Available	$7,781,799.20
Total Available for Distribution	$35,302,647.76

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$379,389.80		$379,389.80	$379,389.80
Collection Account Interest					$185.59
Late Fees & Other Charges					$53,762.83
Total due to Servicer					$433,338.22

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$86,470.96		$86,470.96
Class A-4 Notes		$91,907.00		$91,907.00

Total Class A interest:		$178,377.96		$178,377.96	$178,377.96

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$25,431.17		$25,431.17	$25,431.17

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$52,492.67		$52,492.67	$52,492.67

Available Funds Remaining:					$26,831,208.54

Reserve Account Release					$-
Reserve Account Draw					$-

7. Regular Principal Distribution Amount:					$25,671,804.57

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$25,671,804.57
Class A-4 Notes		$-
Class A Notes Total:	$25,671,804.57	$25,671,804.57
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Total Noteholders Principal	$25,671,804.57	$25,671,804.57

8. Required Deposit to Reserve Account			0.00

9. Trustee Expenses			0.00

10. Remaining Available Collections Released to Certificateholder			1,159,403.97

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$4,127,247.30
Beginning Period Amount	$4,127,247.30
Current Period Amortization	$340,055.75
Ending Period Required Amount	$3,787,191.55
Ending Period Amount	$3,787,191.55
Next Distribution Date Amount	$3,473,607.55

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.50%
Beginning Period Required Amount	$7,781,799.20
Beginning Period Amount	$7,781,799.20
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.5% of APB of cut-off date)	$7,781,799.20
Ending Period Amount	$7,781,799.20

VII. OVERCOLLATERALIZATION

Overcollateralization Target	4.00%
Overcollateralization Floor	2.00%

	Beginning	Ending	Target
Overcollateralization Amount	$31,127,196.81	$31,127,196.81	$31,127,196.81
Overcollateralization as a % of Original Adjusted Pool	2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool	6.90%	7.32%	7.32%

Hyundai Auto Receivables Trust 2012-C
Monthly Servicing Report

Collection Period	February 2015
Distribution Date	3/16/2015
Transaction Month	29
30/360 Days	30
Actual/360 Days	27

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.61%	47,892	97.88%	$420,156,892.49
30 - 60 Days	1.07%	520	1.64%	$7,026,633.04
61 - 90 Days	0.28%	134	0.42%	$1,809,927.10
91 + Days	0.05%	23	0.06%	$262,442.68
		48,569		$429,255,895.31
Total
Delinquent Receivables 61 + days past due	0.32%	157	0.48%	$2,072,369.78
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.42%	209	0.62%	$2,836,349.84
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.40%	206	0.61%	$2,949,443.93
Three-Month Average Delinquency Ratio	0.38%		0.57%

Repossession in Current Period		30		$423,117.20
Repossession Inventory		84		$352,167.01

Charge-Offs
Gross Principal of Charge-Off for Current Period				$552,443.89
Recoveries				$(475,087.05)
Net Charge-offs for Current Period				$77,356.84

Beginning Pool Balance for Current Period				$455,267,755.63

Net Loss Ratio				0.20%
Net Loss Ratio for 1st Preceding Collection Period				0.36%
Net Loss Ratio for 2nd Preceding Collection Period				0.27%
Three-Month Average Net Loss Ratio for Current Period				0.28%

Cumulative Net Losses for All Periods				$11,453,813.29
Cumulative Net Losses as a % of Initial Pool Balance				0.72%

Principal Balance of Extensions				$1,608,019.00
Number of Extensions				111